Legal proceedings and regulatory matters (Details) $ in Millions	1 Months Ended									2 Months Ended	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 30, 2021	Jun. 30, 2020 complaint financial_institutions plaintiff	Oct. 31, 2019 complaint	Sep. 30, 2019 complaint	Mar. 31, 2019 complaint	Jan. 31, 2018 transaction	Dec. 31, 2016	Apr. 30, 2016 complaint	Aug. 31, 2016 lawsuit	Mar. 31, 2019 lawsuit	Nov. 30, 2015 complaint	Jun. 30, 2019 complaint	Dec. 31, 2021 USD ($) hearing action plaintiff complaint	Dec. 31, 2020 USD ($)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 114,187.0													$ 114,187.0	$ 97,717.0
Cayman Islands Litigation
Disclosure of contingent liabilities [line items]
Number of hearings | hearing														2
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period								1 month
Decrease in proposed fine		5.00%
Number of groups of plaintiffs | plaintiff														5
Benchmark rate litigation, Intercontinental Exchange Libor
Disclosure of contingent liabilities [line items]
New claims filed | lawsuit											3
Benchmark rate litigation, Sibor, SOR, and BBSW
Disclosure of contingent liabilities [line items]
New claims filed | lawsuit										2
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | complaint														2
Expense from fines and penalties	174.3
Deferred prosecution agreement period							3 years
Number of transactions | transaction							2
Number of financial institutions included in complaint for proceedings | financial_institutions			28
Precious metals fix-related litigation
Disclosure of contingent liabilities [line items]
New claims filed | complaint									2
Other regulatory investigations, reviews and litigation
Disclosure of contingent liabilities [line items]
Number of pending claims | action														2
Madoff litigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	600.0													$ 600.0
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation																$ 8,400.0
Estimated fund transfers, less withdrawals from securities under litigation																$ 4,000.0
Issued by HSBC Holdings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 13,879.0													$ 13,879.0	$ 13,906.0
Issued by HSBC Holdings | Anti-money laundering and sanctions-related matters | New York
Disclosure of contingent liabilities [line items]
Number of pending claims | action														9
Number of claims dismissed				1	1	1								5
Number of claims on appeal | action														2
Number of claims subject to appeal | action														3
Number of pending claims at an early stage | action														4
HSBC Private Bank (UK) Limited | Film finance litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | plaintiff			2
New claims filed | complaint			2									2	2